Provisions and accrued expenses (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Summary of Provisions and Accrued Expenses	Provisions and accrued expenses consist of the following:

	As at
	March 31, 2020	March 31, 2019
Accrued expenses	28,983	27,619
Total	$28,983	$27,619